Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	17,702,912	6,140,264	16,257,565
Common stock, shares outstanding	17,552,912	6,140,264	16,257,565
Common Stock to be issued, shares		0	83,334
Preferred stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Series A Convertible Preferred Stock [Member]
Preferred stock, shares par value		$ 0.0001	$ 0.0001
Preferred stock, shares designated		10,000,000	10,000,000
Preferred stock, shares issued		1,666,667	1,666,667
Preferred stock, shares outstanding		1,666,667	1,666,667
Series C Convertible Preferred Stock [Member]
Preferred stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares designated	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	763,700	3,001,969	2,273,499
Preferred stock, shares outstanding	763,700	3,001,969	2,273,499
Preferred stock, shares issuable		0	183,333
Series A Preferred Stock [Member]
Preferred stock, shares par value	$ 0.0001	$ 0.0001
Preferred stock, shares designated	10,000,000	10,000,000
Preferred stock, shares issued	1,666,667	1,666,667
Preferred stock, shares outstanding	1,666,667	1,666,667